Supplemental Disclosures of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures of Cash Flow Information
Schedule of non-cash investing and financing activities

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Dividends declared to Holdings by the Company(1)	$(12,600)	$(5,240)	$(5,240)
Notes issued with acquisitions(2)	—	1,020	1,844
Liabilities assumed with acquisitions(2)	48,479	701	107
Contingent consideration related to acquisitions(2)	—	—	1,500
(1)
Recorded in accrued other liabilities on the consolidated balance sheet of the Company.

(2)
Refer to Footnote 2—Acquisitions.